Voya Index Solution 2055 Portfolio Average Annual Total Returns - Class Z Shares [Member]			12 Months Ended		60 Months Ended		65 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	[1]	11.19%	[1]	13.52%	[2]	11.72%	[1]
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	[3]	(0.36%)	[3]	(0.33%)	[4]	2.01%	[3]
S&P Target Date 2055 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		20.06%		10.27%				10.91%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent			20.82%		10.19%				11.01%
Performance Inception Date		May 01, 2015

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.